Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the
compensation
of our NEOs for each of the fiscal years ended December 31, 2021 and 2022, and our financial performance for each such fiscal year. The Company became a reporting company in April 2021.

					Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions)

2022	$1,663,512	$3,437,341	$2,761,965	$1,624,410	$65.35	$73.70	$(12.10)	$60.90

2021 (1)	$103,637,801	$158,105,544	$30,948,917	$41,167,621	$74.45	$92.63	$(190.60)	$41.40
(1)
Amounts represent compensation actually paid to our Chief Executive Officer, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average compensation actually paid to our remaining NEOs or
“Non-PEO
NEOs” for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Shawn Morris	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Shawn Morris	Parth Mehrotra and Thomas Bartrum

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (or “FY”), as adjusted as follows:

	2021		2022

Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)

The fair value valuation adjustments outlined above to calculate the compensation actually paid did not include assumptions that materially differed from those used in the Company’s grant date fair value calculations.

(2)
We use the Nasdaq Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.

(3)
Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net (loss) income excluding interest income, interest expense, minority interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
expenses and the benefit from income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the 2022 annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.

(4)
In connection with our IPO, our
pre-IPO
board of directors determined that it was appropriate to amend the vesting condition of the outstanding performance-based options held by our employees and convert such options to time-based options with 60% vested at the IPO, 20% scheduled to vest 12 months after the IPO and 20% scheduled to vest 18 months after the IPO, as further described above under “Equity-Based Long-Term Incentive Awards—Option Award Modification in connection with the IPO.” As a result of this modification, our NEOs’ compensation for purposes of Summary Compensation Table reporting was significantly impacted. We do not consider our NEOs’ Summary Compensation Table total compensation for 2021 a representation of what our NEOs will receive as compensation going forward, as the modification of the performance-based options was a one-time
occurrence in connection with our IPO.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	Shawn Morris	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Shawn Morris	Parth Mehrotra and Thomas Bartrum

Peer Group Issuers, Footnote [Text Block]	We use the Nasdaq Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.
PEO Total Compensation Amount	$ 1,663,512	$ 103,637,801
PEO Actually Paid Compensation Amount	$ 3,437,341	158,105,544
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (or “FY”), as adjusted as follows:

	2021		2022

Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)

The fair value valuation adjustments outlined above to calculate the compensation actually paid did not include assumptions that materially differed from those used in the Company’s grant date fair value calculations.

Non-PEO NEO Average Total Compensation Amount	$ 2,761,965	30,948,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,624,410	41,167,621
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (or “FY”), as adjusted as follows:

	2021		2022

Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)

The fair value valuation adjustments outlined above to calculate the compensation actually paid did not include assumptions that materially differed from those used in the Company’s grant date fair value calculations.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100 and use the date of the Company’s IPO as the “ measurement point” for purposes of calculating TSR.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following key metrics represent the most important financial and operating performance measures used by us to link company performance to compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Practice Collections;

•	Care Margin;

•	New Signed Providers;

•	Attributed Lives; and

•	Adjusted EBITDA.

Total Shareholder Return Amount	$ 65.35	74.45
Peer Group Total Shareholder Return Amount	73.7	92.63
Net Income (Loss)	$ (12,100,000)	$ (190,600,000)
Company Selected Measure Amount	60,900	41,400
PEO Name	Shawn Morris
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Practice Collections
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Care Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	New Signed Providers
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Attributed Lives
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net (loss) income excluding interest income, interest expense, minority interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
	expenses and the benefit from income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the 2022 annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.
PEO [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (102,174,732)
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	9,657,228
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,220,073)	42,803,798
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,993,902	104,181,449
PEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,773,829	54,467,743
Non-PEO NEO [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,032,188)	(30,073,348)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	799,574	4,949,322
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(374,456)	12,203,146
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	469,515	23,139,584
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,137,555)	$ 10,218,704